Deferred Revenues (Details) - Schedule of Revenue is Disaggregated by Timing of Revenue Recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 44,179	$ 41,511	$ 33,634
Transferred at Point in Time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	42,493	39,673
Transferred over Time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 1,686	$ 1,838